OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Lease liability, Beginning balance	$ 32,753	$ 41,333	$ 48,799	$ 0
Addition				49,475
Lease payment - base rent portion	(13,612)	(12,956)	(12,792)	(2,132)
Lease liability - accretion expense	3,244	4,376	5,326	1,456
Lease Liability,Ending Balance	22,385	32,753	$ 41,333	$ 48,799
Current portion	12,216	$ 10,368
Long-term portion	$ 10,169